SUPPLEMENT dated December 23, 2004


                              To the PROSPECTUS of

                     The Boston Company Large Cap Core Fund
                     The Boston Company Small Cap Value Fund
                    The Boston Company Small Cap Growth Fund
                          (Institutional Class Shares)
               The Boston Company Small Capitalization Equity Fund
             The Boston Company Small Cap Tax-Sensitive Equity Fund
                The Boston Company International Core Equity Fund
                 The Boston Company International Small Cap Fund
            The Boston Company International Value Opportunities Fund

                              Dated: June 15, 2004

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The following information has been added to the "Investment and Account
Information" section for the Large Cap Core Fund, Small Cap Value Fund, International Core Equity Fund and International Small Cap Fund only:

  Administrative       The Large Cap Core Fund, Small Cap Value Fund,
  Services Fee         International Core Equity Fund and Fee International
                       Small Cap Fund pay administrative service fees.
                       These fees are paid to retirement plan, omnibus account and platform administrators and other entities ("Plan
                       Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the funds listed above may pay each Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The adviser or its affiliates may pay additional compensation from their own resources to these Plan Administrators and other entities for these services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the funds listed above or cooperate with the distributor's promotional efforts.


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                       SUPPLEMENT dated December 23, 2004


                              To the PROSPECTUS of

                    Standish International Fixed Income Fund
                   Standish International Fixed Income Fund II
                        Standish Global Fixed Income Fund

                               Dated: May 1, 2004

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The following information has been added to the "Investment and Account
Information" section for the International Fixed Income Fund II only:

  Administrative             The International Fixed Income Fund II pays
  Services Fee               administrative service fees. These fees Fee are
                             paid to retirement plan, omnibus account and platform administrators and other entities ("Plan Administrators") that provide record keeping and/or other administrative support services to retirement plans and their participants. As compensation for such services, the International Fixed Income Fund II may pay each
                             Plan Administrator a service fee in an amount of up to 0.15% (on an annualized basis) of the fund's average daily net assets attributable to fund shares that are held in accounts serviced by such Plan Administrator. The adviser or its affiliates may pay additional compensation from their own resources to these Plan Administrators and other entities for these services, as well as in consideration of marketing or other distribution-related services. These payments may provide an incentive for these entities to actively promote the International Fixed Income Fund II or cooperate with the distributor's promotional efforts.